Exhibit 99.27

j.p. morgan acceptance corporation ii abs-15g

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304876052	Total Debt to Income Ratio	35.51%	35.50%	Approved DTI (redacted), variance < (redacted) is due to rounding.
(redacted)	305029622	Appraised Value	(redacted)	(redacted)	Review Value is the appraisal value. Tape Value is the sales price.
(redacted)	305029622	Investor DTI (DSCR Ratio)	1.40000	1.44056	Approved DSCR (redacted), variance is non-material. Source of Tape Value is unknown.
(redacted)	305028169	Investor DTI (DSCR Ratio)	1.32000	1.33836	Variance is non-material.